Schedule of Investments PIMCO Municipal Income Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 176.8% ¤
MUNICIPAL BONDS & NOTES 176.0%
ALABAMA 5.3%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	$10,000	$10,303
6.500% due 10/01/2053	750	797
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,282	1,123
5.250% due 05/01/2044	1,575	1,295

		13,518

ALASKA 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(a)	900	2
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	1,080	1,159

		1,161

ARIZONA 4.2%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	900	513
5.000% due 01/01/2043	550	296
5.500% due 01/01/2054	1,500	777
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(a)	1,100	715
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,100	960
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,500	3,440
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	2,237
5.000% due 07/01/2049	1,700	1,796

		10,734

ARKANSAS 1.3%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (b)	5,500	3,241

CALIFORNIA 6.7%
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,110
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	1,150	1,151
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	2,500	2,501
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	1,000	1,092
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (b)	2,500	254
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,000	1,047
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2030	1,405	1,557
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,385	1,375
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,000	2,011
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.125% due 11/01/2029	1,770	1,936
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	500	498
San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2021 4.000% due 10/01/2048	675	676

		17,208

COLORADO 7.4%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	10,000	9,415

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,200	2,212
4.000% due 08/01/2049	2,000	1,787
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (c)	715	386
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,015	1,019
Denver, Colorado Airport System City & County Revenue Notes, Series 2022 5.000% due 11/15/2029	1,000	1,113
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,000	980
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	1,250	1,210
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	599
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	500	429

		19,150

CONNECTICUT 0.9%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2035	2,000	2,295

DELAWARE 2.1%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	4,940	4,589
7.120% due 07/01/2037	870	863

		5,452

DISTRICT OF COLUMBIA 1.1%
District of Columbia Revenue Bonds, Series 2022 5.500% due 02/29/2036	1,625	1,764
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,250	1,156

		2,920

FLORIDA 6.9%
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023 5.625% due 05/01/2054	740	714
Central Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2041	1,950	1,915
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	1,650	1,514
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	987
4.000% due 07/01/2046	1,000	980
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,422
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2047	1,600	1,679
Orange County Health Facilities Authority, Florida Revenue Bond,Series 2023 5.000% due 10/01/2053	910	967
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,000	996
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	1,500	1,113
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,048
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,400	1,100
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,310

		17,745

GEORGIA 5.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(a)	1,600	720
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	2,000	1,829
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,011
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	9,000	9,010

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.000% due 07/01/2052	1,000	1,037

		14,607

HAWAII 0.6%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018 4.000% due 07/01/2042	1,485	1,489

ILLINOIS 14.4%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	3,000	2,971
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,000	3,139
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055	2,330	2,408
Chicago, Illinois General Obligation Bonds, Series 2003 5.500% due 01/01/2034	1,750	1,794
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,400	2,435
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2028	2,000	2,084
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(a)	945	425
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	1,000	916
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	2,000	2,061
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	9,500	10,318
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	6,500	2,294
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (b)	2,445	472
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (b)	2,000	910
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	2,500	549
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022 0.000% due 06/15/2036 (b)	1,000	553
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	3,500	3,798

		37,127

INDIANA 2.1%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,250	1,263
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,210	914
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	2,280	2,280
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	947

		5,404

IOWA 2.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	2,530	2,467
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	2,062	2,137
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	800	749

		5,353

KANSAS 1.2%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(a)	695	132
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	3,085	3,067

		3,199

LOUISIANA 5.7%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,000	2,957
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	4,000	3,965
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	3,750	3,849
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	746

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2052	1,780	1,914
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,250	1,348

		14,779

MAINE 0.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	2,000	1,943

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	500	455

MASSACHUSETTS 3.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,009
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	3,000	3,251
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	1,006
Massachusetts Development Finance Agency Revenue Bonds, Series 2023 5.250% due 07/01/2052	1,250	1,311
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	2,500	2,686

		9,263

MICHIGAN 4.7%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,405	1,573
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.000% due 04/15/2042	1,000	980
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2031 (d)	1,200	1,301
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	3,500	3,306
4.000% due 12/01/2048	2,000	1,904
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (d)	2,328	2,396
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (d)	72	79
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	15,000	612

		12,151

MINNESOTA 0.8%
Duluth Economic Development Authority Health Care Facilities, Minnesota Revenue Bonds, Series 2022 5.250% due 06/15/2047	500	515
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,500	1,488

		2,003

MISSOURI 1.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	2,785
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2039	600	603
Missouri Development Finance Board Revenue Bonds, Series 2022 5.250% due 05/01/2055	1,000	1,088

		4,476

NEVADA 2.0%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (d)	4,200	4,205
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	10,500	1,045

		5,250

NEW HAMPSHIRE 1.1%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 4.837% due 07/20/2036	2,730	2,706

NEW JERSEY 11.1%
Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022 4.000% due 08/01/2040	2,600	2,655
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (e)	2,983	2,792

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	2,500	2,727
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	2,050	2,045
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,008
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	1,500	992
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	2,086
5.250% due 06/15/2043	1,000	1,059
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	3,000	3,251
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,597
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	250	256
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,000	1,082
5.000% due 06/01/2046	6,000	6,025

		28,575

NEW YORK 22.2%
Build NYC Resource Corp., New York Revenue Bonds, Series 2023 5.250% due 07/01/2052	1,000	1,033
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	4,000	3,793
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 5.250% due 11/15/2055	2,000	2,098
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,780	1,719
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	2,867	1,290
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	986
New York City, New York General Obligation Bonds, Series 2018
5.000% due 12/01/2037	750	823
5.000% due 04/01/2045	2,300	2,441
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 5.000% due 06/15/2047	4,000	4,432
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	2,000	2,313
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	10,000	11,512
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	3,000	3,488
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	964
New York Liberty Development Corp. Revenue Bonds, Series 2021 2.875% due 11/15/2046	1,625	1,192
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	1,250	1,187
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	1,500	1,463
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	1,250	1,252
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (e)	1,500	1,393
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	460	443
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2050	575	548
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,000	1,950
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2043	1,500	1,489
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,750	2,706
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021 4.000% due 06/01/2050	1,500	1,321
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	2,750	2,583
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	2,635	2,836

		57,255

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	850	468

OHIO 4.6%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	977

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (b)	36,500	4,372
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	2,250	2,181
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	2,000	2,018
Ohio Air Quality Development Authority Revenue Notes, Series 2019 3.250% due 09/01/2029	850	805
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	1,000	881
Worthington City School District, Ohio General Obligation, Series 2023 5.500% due 12/01/2054	455	523

		11,757

OKLAHOMA 0.2%
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	750	589

OREGON 2.1%
Columbia County, Oregon School District No 502 General Obligation Bonds, Series 2020 5.000% due 06/15/2045	2,000	2,174
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2050	1,500	1,403
Multnomah County School District 40, Oregon General Obligations, Series 2023 0.000% due 06/15/2051 (b)	1,590	381
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022 4.000% due 05/15/2047	875	652
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2048 (b)	2,310	687

		5,297

PENNSYLVANIA 7.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.750% due 12/31/2062	3,000	3,285
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038 ^(a)	1,150	506
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,500	1,691
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 4.000% due 02/15/2041	1,750	1,719
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,100	1,145
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	4,250	4,518
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
5.000% due 12/01/2046	1,250	1,345
5.000% due 12/01/2051	1,750	1,870
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	902
Philadelphia, Pennsylvania Airport Revenue Bonds, (AGM Insured), Series 2021 4.000% due 07/01/2041	1,000	971

		17,952

PUERTO RICO 7.3%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	28,000	1,805
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	3,908	1,705
0.000% due 11/01/2051	2,815	1,025
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,750	994
4.000% due 07/01/2041	1,700	1,383
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	2,215	1,296
5.000% due 07/01/2062	122	116
Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022 0.000% due 07/01/2032 (b)	79	49
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	9,650	2,534
0.000% due 07/01/2051 (b)	10,000	1,946
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	6,485	5,902

		18,755

RHODE ISLAND 1.2%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,215

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

5.000% due 06/01/2050	2,000	1,965

		3,180

SOUTH CAROLINA 2.4%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,020
5.500% due 12/01/2053	1,100	1,106

		6,126

TENNESSEE 4.4%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	740
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	700	528
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,089
5.250% due 09/01/2024	5,000	5,085

		11,442

TEXAS 14.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	590	391
12.000% due 12/01/2045	1,000	870
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2042	1,075	1,149
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,500	1,619
Board of Regents of the University of Texas System Revenue Bonds, Series 2022 4.000% due 08/15/2052	2,500	2,467
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (b)	1,250	699
0.000% due 08/15/2037 (b)	3,500	1,855
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,007
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2038	1,750	1,985
Lamar Cosolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	2,500	2,461
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	825	599
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,478
5.000% due 01/01/2048	1,250	1,293
Rockwall Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 02/15/2052	4,000	4,378
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,000	1,079
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	503
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2051	1,380	1,474
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2023	3,500	3,540
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	3,580	3,768
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057	2,380	2,628
West Harris County, Texas Regional Water Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 12/15/2060	1,160	1,094

		36,337

U.S. VIRGIN ISLANDS 0.9%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	2,420	2,376

UTAH 2.8%
County of Salt Lake, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	7,269

VIRGINIA 3.7%
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	3,850	3,885
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	23,000	1,133
5.000% due 07/01/2034	1,500	1,418

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,400	3,153

		9,589

WASHINGTON 0.7%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	2,155	1,768

WEST VIRGINIA 1.4%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,015
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040	2,500	2,521

		3,536

WISCONSIN 6.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,750
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	3,000	1,845
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (b)	7,500	379
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 03/31/2056	1,100	888
4.000% due 07/01/2056	500	385
4.500% due 06/01/2056	820	618
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (b)	7,000	2,387
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	695	722
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	2,000	1,974
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	3,000	3,184
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2022 4.000% due 12/01/2051	1,920	1,806

		16,938

Total Municipal Bonds & Notes (Cost $461,350)		452,838

SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (f) 0.8%		2,160

Total Short-Term Instruments (Cost $2,160)		2,160

Total Investments in Securities (Cost $463,510)		454,998

Total Investments 176.8% (Cost $463,510)		$454,998
Auction Rate Preferred Shares (64.8)%		(166,700)
Remarketable Variable Rate MuniFund Term Preferred Shares (7.1)%		(18,173)
Other Assets and Liabilities, net (4.9)%		(12,733)

Net Assets Applicable to Common Shareholders 100.0%		$257,392

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						Security is not accruing income as of the date of this report.
	(b)						Zero coupon security.
	(c)						Security becomes interest bearing at a future date.
	(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(e)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%			11/15/2035	10/26/2020	$3,407	$2,792	1.08%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200			11/01/2054	11/18/2021	1,688	1,393	0.54

						$5,095	$4,185	1.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(f)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$2,160	U.S. Treasury Notes 2.250% due 11/15/2025	$(2,203)	$2,160	$2,160

Total Repurchase Agreements						$(2,203)	$2,160	$2,160

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$13,518	$0	$13,518
	Alaska			0	1,161	0	1,161
	Arizona			0	10,734	0	10,734
	Arkansas			0	3,241	0	3,241
	California			0	17,208	0	17,208
	Colorado			0	19,150	0	19,150
	Connecticut			0	2,295	0	2,295
	Delaware			0	5,452	0	5,452
	District of Columbia			0	2,920	0	2,920
	Florida			0	17,745	0	17,745
	Georgia			0	14,607	0	14,607
	Hawaii			0	1,489	0	1,489
	Illinois			0	37,127	0	37,127
	Indiana			0	5,404	0	5,404
	Iowa			0	5,353	0	5,353
	Kansas			0	3,199	0	3,199
	Louisiana			0	14,779	0	14,779
	Maine			0	1,943	0	1,943
	Maryland			0	455	0	455
	Massachusetts			0	9,263	0	9,263
	Michigan			0	12,151	0	12,151
	Minnesota			0	2,003	0	2,003
	Missouri			0	4,476	0	4,476
	Nevada			0	5,250	0	5,250
	New Hampshire			0	2,706	0	2,706
	New Jersey			0	28,575	0	28,575
	New York			0	57,255	0	57,255
	North Dakota			0	468	0	468

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	March 31, 2023 (Unaudited)

Ohio	0	11,757	0	11,757
Oklahoma	0	589	0	589
Oregon	0	5,297	0	5,297
Pennsylvania	0	17,952	0	17,952
Puerto Rico	0	18,755	0	18,755
Rhode Island	0	3,180	0	3,180
South Carolina	0	6,126	0	6,126
Tennessee	0	11,442	0	11,442
Texas	0	36,337	0	36,337
U.S. Virgin Islands	0	2,376	0	2,376
Utah	0	7,269	0	7,269
Virginia	0	9,589	0	9,589
Washington	0	1,768	0	1,768
West Virginia	0	3,536	0	3,536
Wisconsin	0	16,938	0	16,938
Short-Term Instruments
Repurchase Agreements	0	2,160	0	2,160

Total Investments	$0	$454,998	$0	$454,998

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the normally scheduled NYSE Close for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in the Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced